One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

May 5, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust

1933 Act/Rule 497(j)

File Nos. 033-05033 and 811-04642

Post-Effective Amendment No. 84

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on April 22, 2020, and effective on April 30, 2020.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

Vice President and Chief Legal Officer

Virtus Mutual Funds

cc:	Ralph Summa